BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of borrowing costs [Abstract]
Disclosure of Detailed Information about Borrowings

	US Dollars
Figures in millions	2022	2021	2020

Non-current

Unsecured
Debt carried at amortised cost
Rated bonds - issued October 2021	745	744	—
Semi-annual coupons are paid at 3.375% per annum on the $750m 7-year bonds. The bonds were issued on 22 October 2021, are repayable on 1 November 2028.
Rated bonds - issued October 2020	694	693	692
Semi-annual coupons are paid at 3.75% per annum on $700m 10-year bonds. The bonds were issued on 1 October 2020, are repayable on 1 October 2030.
Rated bonds - issued April 2010	296	296	295
Semi-annual coupons are paid at 6.5% per annum on $300m 30-year bonds. The $300m bonds are repayable in April 2040.
Rated bonds - issued July 2012	—	—	764
Semi-annual coupons were paid at 5.125% per annum on the $750m 10-year bonds. The bonds were issued on 30 July 2012 and were repaid during October 2021 and November 2021.
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)		31	—
The Facility consisted of a US dollar-based facility with interest charged at a margin of 1.45% above LIBOR and an Australian dollar-based facility capped at $500m with a margin of 1.45% above BBSY. The applicable margin was subject to a ratings grid. The facility was issued on 23 October 2018 and was repaid and cancelled on 9 June 2022.

Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) - 2022	30
This facility was entered into on 9 June 2022 and consists of a US dollar- based facility with interest charged at a margin of 1.45% above SOFR plus a credit adjustment spread and an Australian dollar-based facility capped at $500m with a margin of 1.45% above BBSY. The applicable margin is subject to a ratings grid. The facility is available until 9 June 2027, with the option on application to extend by two years.

Siguiri revolving credit facility ($65m)	—	35	67
Interest paid at 8.5% above LIBOR. The facility was issued on 23 August 2016, extended to 3 August 2022 and repaid and cancelled.
Siguiri revolving credit facility ($65m) - 2022	67
Interest paid at 8% above term SOFR. The facility was issued on 13 October 2022 and is available until 13 October 2025.
Geita revolving credit facility ($150m)			113
Multi-currency RCF consisting of a Tanzanian shilling component which was capped at the equivalent of US$45m. Interest on this component was paid at 12.5%. Interest on the remaining USD component was paid at LIBOR plus 6.7%. The facility was cancelled during December 2021.

Geita revolving credit facility ($150m) - 2021	151	110
A multi-currency RCF was entered into during December 2021, consisting of a Tanzanian shilling component which is capped at the equivalent of US$87m. This component bears interest at 12.5%. The remaining USD component of the facility bears interest at LIBOR plus 6.7%. The facility matures either in August 2024 or December 2024 depending on the fulfilment of certain conditions in the facility agreement.

Total borrowings (note 33)	1,983	1,909	1,931
Current portion of borrowings (note 34)	(18)	(51)	(142)
Total non-current borrowings (note 34)	1,965	1,858	1,789

	US Dollars
Figures in millions	2022	2021	2020

Amounts falling due
Within one year	18	51	142
Between one and two years	149	31	812
Between two and five years	102	110	—
After five years	1,714	1,717	977
(note 33)	1,983	1,909	1,931

Figures in millions - US Dollar	Carrying value at 31 December 2022	Repayable within one year	Repayable between one and two years
Geita revolving credit facility ($150m) (1)	63	—	63

(1) The Geita RCF consists of a Tanzanian shilling component which is capped at the equivalent of US$87m and this component bears interest at 12.5%. The remaining component bears interest at LIBOR plus 6.7%. The Facility was fully drawn at 31 December 2022. The Geita RCF facility matures either in August 2024 or December 2024 depending on the fulfilment of certain conditions in the facility agreement.

BORROWINGS continued
	US Dollars
Figures in millions	2022	2021	2020

Currency
The currencies in which the borrowings are denominated are as follows:
US dollar	1,858	1,829	1,884
Australian dollar	37	33	—
SA rand	—	—	—
Tanzanian shillings	88	47	47
(notes 33)	1,983	1,909	1,931

Undrawn facilities
Undrawn borrowing facilities as at 31 December are as follows:
FirstRand Bank Limited (R150m; 2021: R150m; 2020: R500m) - SA rand	9	10	34
Multi currency syndicated revolving credit facility ($1.4bn) - US Dollar	1,362	1,367	1,400
Geita Revolving credit facility - $150m - US dollar / Tanzanian shilling	—	40	41
Siguiri Revolving credit facility - $65m - US dollar	—	30	—
	1,371	1,447	1,475

Change in liabilities arising from financing activities:
Reconciliation of borrowings (excluding lease liabilities) (1)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:
Opening balance	1,909	1,931	2,033
Proceeds from borrowings	266	822	2,226
Repayment of borrowings	(184)	(820)	(2,310)
Finance costs paid on borrowings	(89)	(115)	(114)
Deferred loan fees	(8)	(4)	4
Other borrowing fees	—	(11)	(15)
Interest charged to the income statement	97	106	115
Translation	(8)	—	(8)
Closing balance	1,983	1,909	1,931

Reconciliation of finance costs paid:
A reconciliation of the finance cost paid included in the statement of cash flows is set out in the following table:
Finance costs paid on borrowings	89	115	114
Capitalised finance cost	(2)	(14)	(17)
Commitment fees, utilisation fees and other borrowing costs	12	10	13
Total finance costs paid	99	111	110

(1) Refer note 14 for changes in lease liabilities arising from financing activities.